Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Assets:
Net operating loss carryforwards	¥ 91,899	¥ 75,711
Allowance for doubtful receivables on direct financing leases and probable loan losses	20,170	26,451
Investment in securities	11,128	17,380
Policy liabilities and policy account balances	18,273	0
Accrued expenses	30,352	24,382
Investment in operating leases	18,470	16,726
Property under facility operations	10,098	11,505
Installment loans	6,487	7,576
Other	50,961	53,424
Deferred Tax Assets, Gross, Total	257,838	233,155
Less: valuation allowance	(50,515)	(30,570)
Deferred Tax Assets, Net of Valuation Allowance, Total	207,323	202,585
Liabilities:
Investment in direct financing leases	6,342	7,855
Investment in operating leases	89,411	86,122
Unrealized gains (losses) on investment in securities	26,361	21,624
Deferred insurance policy acquisition costs	28,494	24,212
Policy liabilities and policy account balances	53,871	47,641
Other intangible assets	122,996	111,988
Undistributed earnings	68,269	66,258
Prepaid benefit cost	15,205	12,540
Other	57,994	51,876
Deferred Tax Liabilities, Net, Total	468,943	430,116
Net deferred tax liability	¥ 261,620	¥ 227,531